Other Payables and Accruals	6 Months Ended
Jun. 30, 2022
Other Payables and Accruals [Abstract]
Other Payables and Accruals

19. Other Payables and Accruals

	December 31,	June 30,
	2021	2022
	RMB’000	RMB’000
Construction payables	16,576	16,900
Accrued professional service fee	2,318	4,621
Payroll and welfare payables	11,384	10,117
Others	2,562	3,803
	32,840	35,441